Segment Information - Schedule of Segment Information (Detail) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Net sales	$ 715.7	$ 827.5	$ 869.2	$ 784.6	$ 861.6	$ 997.5	$ 974.9	$ 808.5	$ 3,197.0	$ 3,642.5	$ 3,585.1
Restructuring and divestiture costs									22.4	16.7	10.0
Integration-related costs and other, net									16.0	32.2	32.6
Goodwill impairment charges									864.1	4.1
Depreciation and amortization									239.6	231.9	202.3
Operating income	(61.4)	$ (811.7)	$ 43.1	$ 22.1	19.6	$ 75.1	$ 68.9	$ 3.1	(807.9)	166.7	385.7
Interest expense, net									(72.9)	(71.0)	(71.5)
Debt refinancing costs									3.2		78.5
Gain on acquisition of controlling interest											25.9
Foreign exchange loss									(2.3)	(1.0)	(0.2)
Income from continuing operations before income taxes									(886.3)	94.7	261.4
Capital expenditures									191.9	193.1	177.9
Total assets	4,539.4				5,656.0				4,539.4	5,656.0	5,857.1
Chlorovinyls [Member]
Segment Reporting Information [Line Items]
Net sales									2,506.1	2,930.2	2,917.3
Restructuring and divestiture costs									0.3	12.6	(0.1)
Integration-related costs and other, net									0.3	6.2	(8.8)
Goodwill impairment charges									864.1	4.1
Depreciation and amortization									205.8	200.3	174.2
Capital expenditures									144.0	148.9	132.7
Total assets	3,909.4				4,872.0				3,909.4	4,872.0	5,074.0
Building Products [Member]
Segment Reporting Information [Line Items]
Net sales									690.9	712.3	667.8
Restructuring and divestiture costs									9.3	4.2	2.8
Integration-related costs and other, net									0.6
Depreciation and amortization									23.0	21.9	21.2
Capital expenditures									19.9	31.2	33.3
Total assets	557.7				581.3				557.7	581.3	577.8
Intersegment Elimination [Member] | Chlorovinyls [Member]
Segment Reporting Information [Line Items]
Net sales									214.0	256.0	226.2
Intersegment Elimination [Member] | Building Products [Member]
Segment Reporting Information [Line Items]
Net sales											0.1
Intersegment Eliminations Unallocated and Other [Member]
Segment Reporting Information [Line Items]
Net sales									(214.0)	(256.0)	(226.3)
Restructuring and divestiture costs									12.8	(0.1)	7.3
Integration-related costs and other, net									15.1	26.0	41.4
Depreciation and amortization									10.8	9.7	6.9
Operating income									(77.4)	(84.9)	(96.2)
Capital expenditures									28.0	13.0	11.9
Total assets	$ 72.3				$ 202.7				72.3	202.7	205.3
Operating Segments [Member]
Segment Reporting Information [Line Items]
Net sales									3,197.0	3,642.5	3,585.1
Operating Segments [Member] | Chlorovinyls [Member]
Segment Reporting Information [Line Items]
Net sales									2,720.1	3,186.2	3,143.5
Operating income									(768.5)	213.9	434.9
Operating Segments [Member] | Building Products [Member]
Segment Reporting Information [Line Items]
Net sales									690.9	712.3	667.9
Operating income									$ 38.0	$ 37.7	$ 47.0